INCOME TAX - Components of the income tax provision (Details) - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Oct. 15, 2023	Sep. 30, 2023	Oct. 09, 2022	Sep. 30, 2022	Oct. 15, 2023	Oct. 09, 2022	Sep. 30, 2023	Sep. 30, 2022	Apr. 30, 2023	Dec. 31, 2022	Apr. 24, 2022	Dec. 31, 2021	Apr. 25, 2021
Current expense
State									$ 192,000		$ 38,000		$ 13,000
Deferred benefit
Change in Valuation Allowance									4,300,000		3,700,000		7,800,000
Income tax expense	$ (72,000)		$ 96,000		$ 0	$ 144,000			$ 192,000		$ 38,000		$ 13,000
BANYAN ACQUISITION CORPORATION
Current expense
Federal										$ 783,546
State										0		$ 0
Deferred benefit
Federal										(312,476)		(4,673)
State										1,670		(1,670)
Change in Valuation Allowance										310,806		$ 6,343
Income tax expense		$ 98,248		$ 217,336			$ 897,753	$ 325,757		$ 783,546